Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets [abstract]
Schedule of changes in intangible assets
Changes in intangible assets
	Goodwill		Software		Other		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Opening balance	907	918	958	868	52	53	1,916	1,839
Additions		17	86	94			87	111
Capitalised expenses			213	285			213	285
Amortisation			-249	-235	-2	-2	-251	-237
Impairments [1]	-310		-167	-61	-35		-513	-61
Exchange rate differences	-63	-28	-6				-69	-28
Disposals			-9	-1			-9	-1
Changes in the composition of the group and other changes			19	8		1	19	9
Closing balance	533	907	846	958	15	52	1,394	1,916

Gross carrying amount as at 31 December	843	907	2,642	2,608	60	61	3,545	3,575
Accumulated amortisation as at 31 December			-1,621	-1,641	-9	-7	-1,630	-1,648
Accumulated impairments as at 31 December	-310		-175	-9	-37	-2	-522	-11
Net carrying value as at 31 December	533	907	846	958	15	52	1,394	1,916

1 Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.

Schedule of goodwill allocation to group of CGUs
Goodwill allocation to group of CGUs
	Method used forrecoverable amount	Discount rate	Terminal growth rate	Goodwill	Goodwill
Group of CGU’s				2020	2019
Retail Netherlands	Values in use	8.59%	0.00%	30	30
Retail Belgium	Values in use	9.48%	0.00%		50
Retail Germany	Values in use	8.57%	0.00%	349	349
Retail Growth Markets[1]	Values in use	13.09%	3.80%	153	209
Wholesale Banking[1]	Values in use	9.58%	0.75%		268
				533	907

1 Goodwill from acquisition related to Growth Countries is allocated across two groups of CGUs, EUR 153 million to Retail Growth Markets and EUR 0 million to Wholesale Banking (2019: EUR 209 million to Retail Growth Markets and EUR 61 million to Wholesale Banking).